Short-term Loans (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-term Loan
Weighted average interest rate for the outstanding short-term loans (as a percent)	3.37%	3.79%
Uncommitted loan credit facilities
Short-term Loan
Credit facilities not utilized	$ 4.6
Guarantee agreements
Short-term Loan
Credit facilities not utilized	1.5
Unutilized amount of credit facilities taken by its subsidiaries	$ 2.7
Equal to or more than
Short-term Loan
Short-term loan, maturity term	7 days	7 days
Short-term loan, fixed interest rate (as a percent)	0.80%	0.80%
Less than
Short-term Loan
Short-term loan, maturity term	1 year	1 year
Short-term loan, fixed interest rate (as a percent)	5.85%	5.85%